Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 — SUBSEQUENT EVENTS

Name Change

On January 1, 2026, the Company’s previously announced name change became effective. The name of the Company is now BRC Group Holdings, Inc. Our trading symbol (“RILY”) and our CUSIP (05580M108) remain the same.

NOTE 25 — SUBSEQUENT EVENTS

Wealth Management

On October 31, 2024, the Company signed a definitive agreement to sell a portion of the Company’s (W-2) Wealth Management business to Stifel for estimated net consideration based on the number of advisors that join Stifel at closing, among other things. Upon closing the transaction on April 4, 2025, the sale was completed for net cash consideration of $26,037, representing 36 financial advisors whose managed accounts represent approximately $4.0 billion, or 19.3%, of AUM as of December 31, 2024.

Debt Financing and Repayment of Nomura Credit Facility

On February 26, 2025, the Company and BRFH, a wholly owned subsidiary of the Company, entered into a new credit agreement with a group of funds indirectly or directly controlled by Oaktree Capital Management, L.P. with Oaktree Fund Administration, LLC, acting as the administrative agent and collateral agent. The new credit agreement provided for (i) a three-year $125,000 secured term loan credit facility and (ii) a four-month $35,000 secured delayed draw term loan credit facility. The proceeds from the Initial Term Loan Facility were primarily used (a) to repay the existing indebtedness under the Nomura Credit agreement discussed in Note 13, (b) for working capital and general corporate purposes and (c) to pay transaction fees and expenses. The proceeds of the Delayed Draw Facility was used (a) to fund obligations relating to the liquidation of substantially all of the assets of JOANN, Inc. and its subsidiaries and (b) for working capital and general corporate purposes.

Borrowings accrue interest at the adjusted term SOFR rate as defined in the Credit Facility with an applicable margin of 8.00%. In addition to paying interest on outstanding borrowings under the Credit Facility, the Company was required to pay (i) a closing fee of 3.00% of the aggregate principal amount of the loans under the Initial Term Loan Facility and 2.00% of the aggregate principal amount of the loans under the Delayed Draw Facility, and (ii) an exit fee upon the prepayment or repayment of the Credit Facility of 5.00% of the aggregate principal amount of such loans repaid, provided, that the Initial Term Loan Facility exit fee shall not be payable if the share price for the Company’s common stock exceeds a certain threshold. The Credit Facility also contains a provision where the final $62,500 of repayment of principal on the Initial Term Loan may be subject to an additional prepayment premium, as defined in the Credit Facility, if the prepayment occurs before the second anniversary date of the Credit Facility.

The Company issued warrants to certain affiliates of Oaktree Capital Management, L.P. in connection with the Credit Facility to purchase approximately 1,832,290 shares (or 6% on a fully diluted basis) of the Company’s common stock at an exercise price of $5.14 per share. The warrants contain certain anti-dilution provisions pursuant to which, under certain circumstances, the warrant holders would be entitled to exercise the warrants for up to 19.9% of the then-outstanding shares of the Company’s common stock.

Subject to certain eligibility requirements, certain assets of the BRFH Borrower are placed into the Borrowing Base, which serves to limit the borrowings under the Credit Facility. The sale of an asset in the Borrowing Base requires the BRFH Borrower to make a prepayment in an amount equal to the proceeds of such disposition multiplied by the percentage “credit” that is assigned to such asset in the Borrowing Base. The BRFH Borrower may be obligated to prepay the loans or post cash in a controlled account in the event the Borrowing Base falls below a certain level as defined in the Credit Facility. The Credit Facility contains covenants that, among other things, limit the Company’s, the BRFH Borrower’s and the BRFH Borrower’s subsidiaries’ ability to incur additional indebtedness or liens, to dispose of assets, to make certain fundamental changes, to enter into restrictive agreements, to make certain investments, loans, advances, guarantees and acquisitions, to prepay certain indebtedness and to pay dividends or to make other distributions or redemptions/repurchases in respect of their respective equity interests.

Sale of Atlantic Coast Recycling

On March 3, 2025, the Company and BR Financial, B. Riley Environmental Holdings, LLC and other indirect subsidiaries of the Company which included the Atlantic Companies, entered into the MIPA whereby the Interests owned by BR Financial and the minority holders were sold to a third party in accordance with the terms of the MIPA on March 3, 2025. The Interests were sold to the third party on March 3, 2025 for a purchase price of $102,478, subject to certain adjustments and a holdback amount pending receipt of a certain third party consent, resulting in cash proceeds of $68,638 to the Company after adjustments for amounts allocated to non-controlling interests, repayment of contingent consideration, transaction costs and other items directly attributable to the closing of the transaction. Of the $68,638 of cash proceeds received by the Company, approximately $22,610 was used to pay interest, fees, and principal on the Credit Facility discussed above. A gain of $52,705 was recognized in the first quarter of 2025 from this sale.

B. Riley Securities Holdings, Inc. Equity Issuance

On March 10, 2025, the Company’s wholly-owned subsidiary B. Riley Securities Holdings, Inc. (“BRSH”), which is comprised of the broker dealer operations within the Capital Markets segment, merged with a shell corporation and issued 0.6% of the equity in BRSH to certain investors in the shell corporation and. upon completion of the transaction, became minority stockholders of BRSH. Simultaneously with the merger with the shell corporation, BRSH approved the BRSH Stock Incentive Plan (the “BRSH Stock Plan”) and issued restricted stock awards to employees and officers of BRSH which represented 10.0% of the equity of BRSH that vest over a period of four to five years. Assuming the full issuance of the restricted stock awards, the Company continues to own 89.4% of BRSH.

Exchange of Senior Notes

On March 26, 2025, the Company completed a private exchange transaction with an institutional investor pursuant to which the investor exchanged $86,309 of aggregate principal amount of the Company’s 5.50% Senior Notes due March 2026 Notes and $36,745 aggregate principal amount of the Company’s 5.00% Senior Notes due December 2026 owned by it for approximately $87,753 aggregate principal amount of New Notes, whereupon the exchanged notes were cancelled.

In addition, on April 7, 2025, the Company completed a private exchange transaction with another institutional investor pursuant to which the Investor exchanged approximately $22,000 aggregate principal amount of the Company’s 5.00% Senior Notes due December 2026, 6.00% Senior Notes due January 2028 and 5.25% Senior Notes due August 2028 for approximately $9,992 aggregate principal amount of the New Notes.

On May 21, 2025, the Company completed a private exchange transaction with another institutional investor to exchange principal amounts of approximately $29,535, $75,000, and $34,537 of the Company’s 5.50% Senior Notes due March 2026, 5.00% Senior Notes due December 2026, and 6.00% Senior Notes due January 2028, respectively, for approximately $93,067 aggregate principal amount of the New Notes. In addition, the Company will issue to the investor warrants to purchase an aggregate of approximately 372,268 common shares at an exercise price of $10.00 per share exercisable for a period of seven years from the issuance date.

On June 30, 2025, the Company completed a private exchange transaction with another institutional investor to exchange principal amounts of approximately $8,021, $1,892, and $18,096 of the Company’s 5.00% Senior Notes due December 2026, 6.00% Senior Notes due January 2028, and 5.25% Senior Notes due August 2028, respectively, for approximately $13,000 aggregate principal amount of the New Notes. In addition, the Company will issue to the investor warrants to purchase an aggregate of approximately 52,000 common shares at an exercise price of $10.00 per share exercisable for a period of seven years from the issuance date.

On July 11, 2025, the Company completed a private exchange transaction with another institutional investor to exchange principal amounts of approximately $2,061, $19,682, $4,706, and $16,389 of the Company’s 6.50% Senior Notes due September 2026, 5.00%, Senior Notes due December 2026, 6.00% Senior Notes due January 2028, and 5.25% Senior Notes due August 2028, respectively, for approximately $24,611 aggregate principal amount of the New Notes. In addition, the Company will issue to the investor warrants to purchase an aggregate of approximately 98,444 common shares at an exercise price of $10.00 per share exercisable for a period of seven years from the issuance date.

The New Notes were issued pursuant to an indenture, dated as of March 26, 2025 (the “Indenture”), between the Company, certain subsidiaries of the Company, as guarantors, and GLAS Trust Company LLC, a New Hampshire limited liability company, as trustee and collateral agent (in such capacities, the “Trustee”), and the New Notes are unconditionally guaranteed jointly and severally by all direct and indirect wholly-owned restricted subsidiaries of the Company, subject to certain excluded subsidiaries (collectively, the “Guarantors”). The New Notes are secured on a second lien basis, junior to the obligations under the Company’s Credit Facility, by substantially all of the assets of the Company and the Guarantors. The New Notes are subordinated in right of payment to the payment in full of the obligations under the Company’s Credit Facility.

The New Notes accrue interest at a rate of 8.00% per annum, payable semi-annually in arrears on April 30 and October 31, starting October 31, 2025. The New Notes mature on January 1, 2028. The Company may redeem the New Notes (i) at any time, in whole or in part, before March 26, 2026, at a redemption price equal to 100% of the aggregate principal amount being redeemed, plus a customary make-whole premium, plus accrued and unpaid interest, if any, to, but excluding, the redemption date; and (ii) at any time, in whole or in part, after March 26, 2026, at a redemption price equal to 100% of the aggregate principal amount being redeemed, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

The New Notes contain change of control provisions, whereby the holders of the New Notes have the right to require the Company to repurchase all or a portion of the New Notes at a purchase price, in cash, equal to 101% of the principal amount thereof, plus accrued and unpaid interest. In addition, if the Company or its restricted subsidiaries engage in certain asset sales and do not invest such proceeds or permanently reduce certain debt within a specified period of time, the Company will be required to use a portion of the proceeds of such asset sales above a specified threshold to make an offer to purchase the New Notes at a price equal to 100% of the principal amount of the New Notes being purchased, plus accrued and unpaid interest. The Indenture contains certain covenants that, among other things, limit the Company’s and its subsidiaries’ ability to incur additional indebtedness or liens, to dispose of assets, to make certain fundamental changes, to enter into restrictive agreements, to make certain investments, loans, advances, guarantees and acquisitions, to prepay certain indebtedness and to pay dividends or to make other distributions or redemptions/repurchases in respect of their respective equity interests.

Nogin

On March 31, 2025, the Company signed a Deed of Assignment for the Benefit of Creditors, (i) pursuant to which all of the assets of Nogin were transferred to an assignee for the benefit of Nogin’s creditors, and (ii) which provides the assignee the right to, among other things, sell or dispose of such assets and settle all claims against Nogin. The Company no longer controls or owns the assets of Nogin and the results of operations will no longer be reported in the Company’s consolidated financial statements after March 31, 2025.

Sale of GlassRatner and Farber

On June 27, 2025, the Company signed an equity purchase agreement to sell all of the membership interests of GlassRatner and Farber. The aggregate cash consideration paid by the Buyers for the interests of GlassRatner and shares of Farber was $117,800, which is based on a target closing working capital amount that is subject to adjustment within 180-days following the sale date. In connection with the sale, the Company entered into a transition services agreement with the buyer to provide certain services.

Targus/FGI Credit Agreement

On August 20, 2025, the Targus Borrower and certain FGI Loan Parties entered into the Targus/FGI Credit Agreement with FGI , as agent and for a three-year $30,000 revolving loan facility, the proceeds of which were used to refinance and repay all obligations under the existing Targus Credit Agreement with PNC. The final maturity date of the Targus/FGI Credit Agreement is August 20, 2028.

The Targus/FGI Credit Agreement is a revolving line of credit facility with a receivables purchase feature under which the purchase of eligible receivables is on a full recourse basis with each borrower retaining the risk of non-payment. The revolving loans bear interest at the greater of (a) 5.25% per annum or (b) 3.00% above the term SOFR for a period of 1 month plus 10 basis points, plus (c) 0.30% per month collateral management fee.

The Targus/FGI Credit Agreement is secured by (i) a first priority perfected security interest in and a lien upon all of the assets of the FGI Loan Parties, and (ii) a pledge of all of the equity interests of the Targus Borrower and its direct and indirect subsidiaries. The Targus/FGI Credit Agreement contains certain covenants, including those limiting the FGI Loan Parties’ ability to incur indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. The Targus/FGI Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an uncured event of default occurs, FGI would be entitled to take various actions, including the acceleration of amounts outstanding under the Targus/FGI Credit Agreement.

As required under the Targus/FGI Credit Agreement, BRCC, a wholly owned subsidiary of the Company, entered into an amendment to an existing intercompany loan and security agreement to extend an additional subordinated loan to the Targus Borrower at the closing of the Targus/FGI Credit Agreement in the amount of $5,000 increasing the aggregate principal amount of such loan from $5,000 to $10,000.